Consolidated Statements of Comprehensive Loss (Parentheticals)		12 Months Ended
		Dec. 31, 2022 ¥ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 ¥ / shares shares		Dec. 31, 2020 ¥ / shares shares
Income Statement [Abstract]
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)		¥ (0.92)	$ (0.13)	¥ (0.83)	[1]	¥ (0.11)	[1]
Diluted	[1]	50,000,000	50,000,000	50,000,000		50,000,000

[1]	The shares and per share data are presented on a retroactive basis to reflect the reorganization (Note 1).